Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

8.   Leases

The Company has long-term, non-cancelable operating leases for campuses and other administrative facilities. These leases generally range from 1 year to 10 years and may include renewal options to extend the lease term. In addition, the leases commonly include lease incentives in the form of rent abatements and tenant improvement allowances (“TIAs”). The Company subleases certain portions of unused building space to third parties. During the year ended December 31, 2019, the Company recognized $33.5 million of lease costs.

The components of lease costs were as follows for the year ended December 31, 2019 (in thousands):

Year ended
December 31, 2019
Lease cost:
Operating lease cost(1)	$35,335
Short-term lease cost	885
Sublease income	(2,696)
Total lease costs	$33,524
(1)	Operating lease cost includes a $6.0 million of right-of-use lease asset impairment charge, which is included in Merger and integration costs on the consolidated statements of income, related to redundant leased space that was vacated during the year.

The following table provides a summary of the Company’s average lease term and discount rate as of December 31, 2019:

As of December 31, 2019
Weighted-average remaining lease term (years)	5.7
Weighted-average discount rate	4.15%

Supplemental information related to the Company’s leases for the year ended December 31, 2019 (in thousands):

Year ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$32,883
Right-of-use assets obtained in exchange for operating lease liabilities	$4,431
Leasehold improvements obtained in exchange for TIAs paid directly to third parties	$2,156

Maturities of lease liabilities (in thousands):

Year Ending December 31,
2020	$29,178
2021	24,351
2022	15,479
2023	12,376
2024	10,692
Thereafter	27,592
Total lease payments(1)	119,668
Less: interest	(13,827)
Present value of lease liabilities	$105,841
(1)	Excludes $6.5 million of legally binding minimum payments for leases signed but not yet commenced.

The minimum rental commitments for the Company as of December 31, 2018 were as follows (in thousands):

Minimum
Rental
Commitments(1)
2019	$33,600
2020	28,399
2021	23,485
2022	13,770
2023	10,316
Thereafter	32,745
Total	$142,315
(1)	Amounts are based on the accounting guidance in ASC 840, Leases, that was superseded upon the Company’s adoption of ASC 842 on January 1, 2019.

Rent expense was $33.6 million and $35.9 million for the years ended December 31, 2017 and 2018, respectively.